Related Party Transactions	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

3.	RELATED PARTY TRANSACTIONS

The Company accounts for related party transactions in accordance with the FASB's Accounting Standards Codification ("ASC") 850, "Related Party Disclosures." A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party is also a related party if it can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

On November 10, 2017, the Company and Global Security Innovative Strategies, LLC ("GSIS"), a related party, entered in an agreement (the "GSIS Agreement") pursuant to which GSIS agreed to provide business development support and general consulting services for sales opportunities with U.S. government agencies and other identified prospects and consulting support services for the Company's role and activities as part of the Security Center of Excellence in Orlando, Florida. The GSIS Agreement had an initial term of six months beginning on November 1, 2017. On September 26, 2018, the parties amended the GSIS Agreement to extend the period of service through September 2019 with monthly automatic renewals thereafter. The Company also agreed to issue an option to purchase 100,000 shares of Company stock. This option immediately vested, had a strike price of $1.00, and terminates on September 26, 2022. Pursuant to the GSIS Agreement, the Company pays GSIS a fee of $10,000 per month. In addition, the Company agreed to pay the expenses of GSIS incurred in connection with the performance of its duties under the GSIS Agreement. Either party may terminate or renew the GSIS Agreement at any time, for any reason or no reason, upon at least 30 days' notice to the other party. David Aguilar, a member of the Company's board of directors, is a principal at GSIS.

On March 21, 2019, concurrent with the resignation of Kevin Hess, the Company's Chief Technology Officer, the Company and Cognitive Carbon Corporation ("CCC"), a related party, entered into an agreement pursuant to which CCC agreed to provide Chief Technology Officer services, sales and marketing services and outsourced software and platform development services to be provided personally by Kevin Hess or third-party development firms of his choosing for outsourced development. CCC will receive $19,750 per month for one year for the Chief Technology Officer services and potential bonuses and an amount up to $120,000 for outsourced software and platform development. Felicia Hess, the Company's Chief Quality Officer, who is married to Kevin Hess, is the President and Director of CCC.